Shareholders' Equity - Shares Issued in Customer Co-Investment Program (Details) - EUR (€) € in Millions		1 Months Ended	12 Months Ended
	Nov. 24, 2012	Nov. 30, 2012	Dec. 31, 2012	Oct. 31, 2012	Sep. 12, 2012
Schedule Of Stockholders Equity [Line Items]
Net proceeds from shares issued under CCIP		€ 3,850.0
Synthetic Share Buyback [Member]
Schedule Of Stockholders Equity [Line Items]
Net proceeds from shares issued under CCIP	€ 3,853.9		€ 3,853.9
Foundation Intel [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip					62,977,877
Foundation Administration Office Samsung [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip					12,595,575
Foundation Administration Office TSMC [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip				20,992,625
Foundation Administration Office TSMC [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip				20,992,625
Foundation Administration Office Samsung [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip					12,595,575
Foundation Intel [Member]
Schedule Of Stockholders Equity [Line Items]
Shares issued related to Ccip					62,977,877